Related party disclosures - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation and benefits in kind (excluding share based payments) to key management personnel	$ 1,284,000	$ 1,200,000
Share based payment compensation	7,869,000	1,900,000
Platforme International Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Commisson generated	557,000	248,000
Receivable	13,000	70,000
Conde Nast
Disclosure Of Transactions Between Related Parties [Line Items]
Marketing expenditure	346,000	0
Payable to related party	$ 19,000	0
Fashion Concierge UK Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Total sales		$ 110,000